SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 16:SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.The Company applies ASC No. 280, "Segment Reporting." The Company operates in one reportable segment.

b.The total revenues are attributed to geographic areas based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company.

The following tables present total revenues for the years ended December 31, 2017, 2018 and 2019 and long-lived assets as of December 31, 2018 and 2019:

Revenues:

	Year ended December 31,
	2017	2018	2019

United States	$145,453	$187,704	$233,945
Israel	7,282	6,909	7,827
United Kingdom	24,837	26,652	36,146
Europe, the Middle East and Africa *)	49,659	78,525	85,757
Other	34,470	43,409	70,220

	$261,701	$343,199	$433,895

For the years ended December 31, 2017, 2018 and 2019, no single customer contributed more than 10% to the Company's total revenues.

Long-lived assets:

	December 31,
	2018	2019

United States	$4,502	$3,810
Israel	9,161	11,441
United Kingdom	944	801
Europe, the Middle East and Africa *)	126	84
Other	387	336

	$15,120	$16,472

*)Excluding United Kingdom and Israel